JPMorgan Trust II

May 5, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of: the JPMorgan U.S. Real Estate Fund File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan U.S. Real Estate Fund do not differ from those contained in Post-Effective Amendment No. 93 (Amendment No. 94 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 24, 2008.

If you have any questions or comments, please call John Fitzgerald at (212) 648-2085.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Secretary